Non-trading securities (Tables)	12 Months Ended
Mar. 31, 2016
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2015
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥106,785	¥5,123	¥36	¥111,872
Other debt securities(2)	161,631	22,717	95	184,253
Equity securities(3)	40,315	22,751	230	62,836

Total	¥308,731	¥50,591	¥361	¥358,961

	Millions of yen
	March 31, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥84,926	¥4,046	¥162	¥88,810
Other debt securities(2)	161,685	14,078	1,251	174,512
Equity securities(3)	42,132	24,101	233	66,000

Total	¥288,743	¥42,225	¥1,646	¥329,322

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.
(3)	Primarily Japanese equity securities.

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	March 31, 2016
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥263,322	¥23,543	¥150,072	¥70,079	¥19,628

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2015
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥17,536	¥5	¥13,127	¥31	¥30,663	¥36
Other debt securities	12,814	95	—	—	12,814	95
Equity securities	2,064	230	—	—	2,064	230

Total	¥32,414	¥330	¥13,127	¥31	¥45,541	¥361

	Millions of yen
	March 31, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥4,611	¥159	¥13,673	¥3	¥18,284	¥162
Other debt securities	35,606	1,251	—	—	35,606	1,251
Equity securities	4,113	233	—	—	4,113	233

Total	¥44,330	¥1,643	¥13,673	¥3	¥58,003	¥1,646